Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues by services

Disaggregated information of revenues by services is as follows:

	For the Six Months Ended
	June 30, 2025	June 30, 2024
	US$	US$
Platform subscription fee	$1,219,089	$2,260,744
Platform services	1,599,347	3,140,050
Managed activations and professional services	7,945	96,624
Total revenues	$2,826,381	$5,497,418

Schedule of geographic areas by revenues
	For the Six Months Ended
	June 30, 2025	June 30, 2024
	US$	US$
U.S.	$2,538,797	$5,354,683
International	287,584	142,735
Total revenues	$2,826,381	$5,497,418

Schedule of significant revenue and expense categories

	For the Six Months Ended
	June 30, 2025	June 30, 2024
	US$	US$
Revenue	$2,826,381	$5,497,418
Media costs	(1,433,488)	(2,973,455)
Data costs	(475,048)	(687,358)
Infrastructure costs	(622,840)	(676,410)
Salary and benefits costs	(2,282,661)	(2,256,910)
Amortization of capitalized software development costs	(382,931)	(401,555)
Other cost of revenue	(5,167)	(33,757)
Other platform operations expenses	(269,416)	(264,160)
Other sales and marketing expenses	(179,701)	(273,637)
Other technology and development expenses	(203,054)	(201,199)
Other general and administrative expenses	(600,020)	(537,891)
Other segment expenses (income)	(915,365)	(110,832)
Provision for income taxes	(74,763)	(16,248)
Net loss	$(4,618,073)	$(2,935,994)